S000068273 [Member] Annual Fund Operating Expenses - Franklin Templeton Moderate Model Portfolio	Dec. 31, 2025
Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.82%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.57%	[1]

[1]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights tables, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.